Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Property and Equipment

Note 9. Property and Equipment

	March 31,	December 31,
	2026	2025
Computer equipment
At cost	$17,371,820	$16,863,167
Accumulated Depreciation	(2,621,093)	(1,666,017)
Total Computer Equipment	14,750,727	15,197,150
Other equipment
At cost	56,922	11,829
Accumulated Depreciation	(5,081)	(1,204)
Total Other Equipment	51,841	10,625
Total property and equipment, net	$14,802,568	$15,207,775

Right of use assets
At cost	8,453,632	8,236,478
Accumulated Depreciation	(1,547,169)	(1,095,601)
Total right of use, net	6,906,463	7,140,877
Total property and equipment, net	$21,709,031	$22,348,652

Depreciation expense related to computer equipment amounted to $1,318 thousand for the quarter ended March 31, 2026 and $382 thousand for the quarter ended March 31, 2025. Foreign currency translation adjustments of $93 thousand and $5 thousand were recognized for the same period.

Note 8. Property and Equipment

	December 31,	December 31,
	2025	2024
Computer equipment
At cost	$16,863,167	$4,640,967
Accumulated Depreciation	(1,666,017)	(407,672)
Total Computer Equipment	15,197,150	4,233,295
Other equipment
At cost	11,828	380,900
Accumulated Depreciation	(1,203)	(38,090)
Total Office Equipment	10,625	342,810
Total property and equipment, net	$15,207,775	$4,576,105

Right of use assets
At cost	8,236,479	1,011,179
Accumulated Depreciation	(1,095,602)	(75,843)
Total right of use, net	7,140,877	935,336
Total property and equipment, net	$22,348,652	$5,511,441

Depreciation expense related to computer equipment amounted to $2,043 thousand for the year ended December 31, 2025 and $460 thousand for the year ended December 31, 2024. Foreign currency translation adjustments of $198 thousand were recognized for the same period.